S000083701 [Member] Shareholder Fees	Sep. 30, 2025 USD ($)
DoubleLine Fortune 500 Equal Weight ETF | DoubleLine Fortune 500 Equal Weight ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0